As filed with the Securities and Exchange Commission on October 18, 1999


                                            1933 Act Registration No. 33-10438
                                            1940 Act Registration No. 811-4919

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                         Pre-Effective Amendment No. [ ]


                      Post-Effective Amendment No. 29 [ X ]


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]


                             Amendment No. 28 [ X ]


                        (Check appropriate box or boxes.)

                         MITCHELL HUTCHINS SERIES TRUST
               ((Exact name of registrant as specified in charter)

                           1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, Esq.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                           JENNIFER R. GONZALEZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                                  Second Floor
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

[      ]    Immediately upon filing pursuant to Rule 485(b)
[      ]    On __________ pursuant to Rule 485(b)
[      ]    60 days after filing pursuant to Rule 485(a)(1)
[      ]    On __________ pursuant to Rule 485(a)(1)


[  X ]      75 days after filing pursuant to Rule 485(a)(2)


[      ]    On __________________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Class H and I Shares of Beneficial Interest of Strategy Portfolio.

MITCHELL HUTCHINS SERIES TRUST

      STRATEGY PORTFOLIO









The fund offers its Class H and Class I shares only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.





PROSPECTUS
________________, 1999

_______________________________________


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

Strategy Portfolio
-------------------------------

                                    CONTENTS


                               STRATEGY PORTFOLIO

-----------------------------------------------------------------

What every investor         3   Investment Objective, Strategies
should know about               and Risks
the fund                    5   More About Investment Strategies
                                    and Risks


                              INVESTING IN THE FUND

-----------------------------------------------------------------

Information for             6   Purchases, Redemptions and
managing your fund              Exchanges
account                     6   Pricing and Valuation


                             ADDITIONAL INFORMATION

----------------------------------------------------------------

Additional important        7   Management
information about           8   Dividends and Taxes
the fund



----------------------------------------------------------------

Where to learn more             Back Cover
about this fund


                              -------------------------------
                              The fund is not a complete
                              or balanced investment program.
                              -------------------------------

Strategy Portfolio
------------------
                               STRATEGY PORTFOLIO

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
                   ------------------------------------------

FUND OBJECTIVE:

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund will invest substantially all of its assets in stocks of issuers that are on PaineWebber's HIGHLIGHTED STOCKS list. Historically, the HIGHLIGHTED STOCKS list has consisted primarily of common stocks of relatively large, well known U.S. companies.

Under normal circumstances, the fund will purchase only stocks that are included on the HIGHLIGHTED STOCKS list and will sell stocks that have been removed from the HIGHLIGHTED STOCKS list. The fund will purchase a stock that has been added or sell a stock that has been removed after publication of that change.

The fund is designed for investors seeking long-term capital appreciation from a fully invested, all-equity portfolio. The fund is not a market-timing vehicle and not a complete investment program.

Generally, the fund seeks to maintain equal weightings of its assets among the stocks on the HIGHLIGHTED STOCKS list. Any remaining assets may be invested by the fund's investment adviser, Mitchell Hutchins Asset Management Inc., in short-term debt obligations, money market instruments and options and futures contracts.

For more than a century, PaineWebber has been committed to providing superior equity research, resulting in one of the strongest franchises on Wall Street. PaineWebber Investment Strategy Group's approach to research seeks to place its recommendations in the context of broad social, economic and political themes. PaineWebber believes that the ability to spot emerging trends--and the companies expected to benefit from them--has proven critical to successful investing. The Investment Strategy Group aims to identify these themes before they emerge and become well recognized. While the Investment Strategy Group identifies several different industries and companies that are expected to benefit from each theme, the HIGHLIGHTED STOCKS list is a list of "choice" companies from each theme.

The Investment Strategy Group periodically makes subjective decisions to add or delete companies from the HIGHLIGHTED STOCKS list, but the list is not compiled with any client or product in mind, including the fund. Historically, the HIGHLIGHTED STOCKS list has included approximately 25 stocks, which are typically covered by the PaineWebber Research Department and carry a "1" (Buy) or "2" (Attractive) rating. As of October 1, 1999, the HIGHLIGHTED STOCKS list consisted of 29 stocks. Stocks are usually added to or deleted from the HIGHLIGHTED STOCKS list at the beginning of a month, but revisions may also be made on other days.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Stocks generally fluctuate in value more than other investments. Because the fund invests only in stocks that are on the HIGHLIGHTED STOCKS list, the fund will hold a relatively small number of stocks, often focused in market sectors that correspond to the investment themes underlying the list. As a result, changes in the market value of a single issuer or market sector could affect the fund's performance and net asset value more severely than if its holdings were more diversified.

The fund's investment results will not be the same as the price returns reported for the HIGHLIGHTED STOCKS list. Deviations from the HIGHLIGHTED STOCKS list's reported price returns will result because the HIGHLIGHTED STOCKS list's price returns do not reflect the execution of actual purchases or sales. Fund purchases and sales, however, will be affected by market conditions following the publication of changes to the HIGHLIGHTED STOCKS list and will be subject to competing orders by other PaineWebber clients who invest based on the HIGHLIGHTED STOCKS list recommendations. In addition, because the HIGHLIGHTED STOCKS list is a paper portfolio that is not managed to a target number of stocks, no "re-balancing" of actual investments is done when stocks are added to or deleted from the list. Although the fund will "re-balance" periodically to establish equal weightings of its assets among the stocks on the HIGHLIGHTED STOCKS list, the fund may not be able to maintain equal weightings at all times. The fund will also be subject to daily cash flows, which will result in ongoing purchases and sales of stocks and transactional expenses, including brokerage fees, as well as the advisory fees and other expenses that the fund bears. In addition, to the extent the fund invests part of its assets in short-term debt obligations, money market instruments and options and futures contracts, its investment results will differ from those of the HIGHLIGHTED STOCKS list.

Strategy Portfolio
------------------
PaineWebber could at any time suspend or terminate publication of the HIGHLIGHTED STOCKS list. In that event, or in the event that the HIGHLIGHTED STOCKS list contains fewer than 20 stocks, the fund will determine how to proceed consistent with the fund's investment objective and the interests of its shareholders.

It is possible that the HIGHLIGHTED STOCKS list will include stocks of issuers for which PaineWebber or one of its affiliates performs banking services for which it receives fees, as well as stocks of issuers in which PaineWebber or one of its affiliates makes a market and may have long or short positions. When PaineWebber or one of its affiliates is engaged in certain activities for an issuer that is on the HIGHLIGHTED STOCKS list, Mitchell Hutchins may be prohibited from additional purchases or sales of that issuer's stock for the re-balancing of the fund.

Price returns reported for the HIGHLIGHTED STOCKS list do not predict the future results of the HIGHLIGHTED STOCKS list or the fund. Materials showing any price returns of the HIGHLIGHTED STOCKS list do not reflect the fund's performance.

More information about other risks of an investment in the fund is provided below in "More About Investment Strategies and Risks."

The fund is newly organized. As a result, the fund has no operating history or performance information to include in a bar chart or table reflecting average annual returns.

Strategy Portfolio
------------------------



                   MORE ABOUT INVESTMENT STRATEGIES AND RISKS
                   ------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES

STRATEGIES USING DERIVATIVES. The fund may use derivatives in strategies intended to simulate investment in the stocks in the S&P 500 Index or other stock indices when it is impractical to invest substantially all of its assets in stocks that are on the HIGHLIGHTED STOCKS list because of diversification requirements that apply to mutual funds. In addition, the fund may use these derivatives while keeping a cash balance for fund management purposes, such as to provide liquidity to meet anticipated sales of its shares by shareholders and for fund operating expenses, or to facilitate trading and reduce transaction costs. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives.

CASH RESERVES. The fund may invest a portion of its total assets in short-term debt obligations, money market instruments and options and futures contracts. The fund may invest in these instruments either for liquidity, in anticipation of shareholder redemptions of fund shares, or because the diversification requirements that apply to mutual funds prevent it from investing substantially all its assets in the stocks that are on the HIGHLIGHTED STOCKS list. This can occur if the HIGHLIGHTED STOCKS list includes fewer than 20 issuers, because the fund's investments in stocks generally will be equally weighted.

PORTFOLIO TURNOVER. The fund is expected to have an annual turnover greater than 100% because it will make additions and deletions to its portfolio to reflect changes in the HIGHLIGHTED STOCKS list. A high portfolio turnover rate may result in higher fund expenses due to transaction costs. The fund does not restrict the frequency of trading in order to limit expenses.

USE OF PROCEEDS OF INITIAL OFFERING. The fund may not be fully invested in the stocks on the HIGHLIGHTED STOCKS list until approximately 30 days after its total assets exceed $__ million. Until that time, the fund may invest in short-term debt obligations, money market instruments and options and futures contracts as well as stocks on the HIGHLIGHTED STOCKS list.

ADDITIONAL RISKS

YEAR 2000 RISK. The fund could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the fund, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the fund invests and trading systems used by the fund could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the fund.

Strategy Portfolio
------------------
                              INVESTING IN THE FUND


PURCHASES, REDEMPTIONS AND EXCHANGES

Shares of the fund are sold only to insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts. These separate accounts are the shareholders of the fund - not the individual contract owners. However, the separate accounts may pass through voting rights to the contract owners.

The fund offers both Class H and Class I shares to insurance company separate accounts:

o Class H shares are sold and redeemed at net asset value and do not pay any 12b-1 fees.

o Class I shares also are sold and redeemed at net asset value. However, under a rule 12b-1 plan adopted by the fund, Class I shares pay an annual distribution fee of 0.25% of average net assets. The fund pays this fee to insurance companies for the sale of Class I shares and for services that the insurance company provides to contract owners. Because these 12b-1 fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of a contract owner's investment and may cost more than paying other types of sales charges.

An insurance company separate account may exchange shares of the fund for shares of the same class in another Mitchell Hutchins Series Trust fund at their relative net asset values per share, provided that the separate account invests in both funds. A particular insurance company separate account may not invest in all Mitchell Hutchins Series Trust funds or classes of fund shares.

The fund and Mitchell Hutchins (for Class I shares) reserve the right to reject any purchase order and to suspend the offering of a fund's shares for a period of time.


PRICING AND VALUATION

Insurance company separate accounts buy, sell or exchange fund shares at their net asset values. The fund calculates net asset value separately for each class as of the close of trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

The fund calculates its net asset value based on the current market value for its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The fund normally uses the amortized cost method to value money market instruments that will mature in 60 days or less.

Strategy Portfolio
------------------

                                   MANAGEMENT
                                   ----------

INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On August 31, 1999, Mitchell Hutchins was adviser or sub-adviser of 33 investment companies with 75 separate portfolios and aggregate assets of approximately $47.8 billion.

PORTFOLIO MANAGER

T. Kirkham Barneby, supported by his quantitative investment team, is responsible for the day-to-day management of the fund's portfolio. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation.

INVESTMENT CONSULTANT

PaineWebber makes available the Investment Strategy Group, headed by Edward
M. Kerschner, to consult with Mitchell Hutchins regarding the development of investment themes and stocks covered by the PaineWebber Research Department. Mr. Kerschner is the Chief Investment Strategist of PaineWebber and Chairman of the Investment Policy Committee. Mr. Kerschner joined PaineWebber in 1982.

ADVISORY FEES

The fund pays advisory fees to Mitchell Hutchins at the annual contract rate of 0.75% of its average daily net assets.

OTHER INFORMATION

The fund has received an exemptive order from the SEC that permits its board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval.

ADDITIONAL INFORMATION ABOUT THE HIGHLIGHTED STOCKS LIST

The HIGHLIGHTED STOCKS list was created and is currently maintained by the Investment Strategy Group in the PaineWebber Research Department. Since January 1988, the HIGHLIGHTED STOCKS list has included between 11 and 31 stocks, although on average it has consisted of 25 stocks. The names of the companies on the HIGHLIGHTED STOCKS list as of October 1, 1999 are included in the Statement of Additional Information ("SAI"). That list changes regularly. While the companies on the list generally have been relatively large, well known U.S. companies, the list is not restricted to those types of companies. A list of the investment themes as of October 1, 1999 is also included in the SAI and changes from time to time.

Mitchell Hutchins does not have access to information regarding additions or deletions for the HIGHLIGHTED STOCKS list prior to their publication. PaineWebber publishes other lists of recommended securities that could be appropriate for fund investors but that are not used by Mitchell Hutchins for the fund.

The HIGHLIGHTED STOCKS list is not maintained for the purpose of managing any account or investment company such as the fund. The average number of stocks on the HIGHLIGHTED STOCKS list and the frequency of additions to and deletions from the HIGHLIGHTED STOCKS list change from year to year, and there are no targets for such numbers in future years. The stocks selected for the HIGHLIGHTED STOCKS list constitute only a "paper portfolio" that does not reflect actual trading and does not have an actual performance record. The HIGHLIGHTED STOCKS list's price return is simply an arithmetic average of the price returns for the stocks selected for the HIGHLIGHTED STOCKS list. It does not represent the return on any fund or any other account that involves actual trading. The price returns would not be indicative of the returns on any fund or account because, among other things, they do not reflect actual prices when stocks are purchased or sold, transaction costs and account fees. In addition, because the HIGHLIGHTED STOCKS list does not include a cash component, price returns are based on a constant 100% investment in the stocks on the HIGHLIGHTED STOCKS list. Past price returns are not representative of future price returns. It should not be assumed that recommendations made in the future will be profitable.

Strategy Portfolio
----------------------------


                               DIVIDENDS AND TAXES


DIVIDENDS

Dividends and distributions are paid in additional shares of the fund unless the shareholder requests otherwise.

The fund normally declares and pays income dividends and distributes any realized gains annually.

Class I shares have higher expenses because of their distribution fees and thus are expected to have lower dividends than Class H shares.

TAXES

Fund shares are offered only to insurance company separate accounts that fund certain variable annuity or variable life contracts. These accounts generally are not subject to tax on dividends from the fund or when fund shares are exchanged or redeemed. See the applicable contract prospectus for a discussion of the federal income tax status of

o the insurance company separate accounts that purchase and hold shares of the fund; and

o     the holders of contracts funded through those separate accounts.

The fund must satisfy certain diversification requirements imposed by the Internal Revenue Code on segregated assets accounts used to fund variable annuity or variable life contracts. Failure of the fund to do so would result in taxation of the insurance company issuing the variable annuity or variable life contracts and treatment of the contract holders other than as described in the contract prospectus.

See the SAI for information or for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

If you want more information about the fund, the following documents are available free upon request:


      STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CONTRACT PROSPECTUS:

      The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus. Investors are advised to also read the applicable contract prospectus.

You may discuss your questions about the fund, obtain free copies of annual and semi-annual reports and the SAI, or request other information, by contacting the fund directly at 1-800-986-0088.

You may review and copy information about the fund, including annual and semi-annual reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the fund and information about the operations of the SEC's Public Reference Room:

  o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009
      Telephone: 1-800-SEC-0330

  o   Free, from the SEC's Internet website at: http://www.sec.gov



















Mitchell Hutchins Series Trust
Investment Company Act File No. - 811-4919

                         MITCHELL HUTCHINS SERIES TRUST
                               STRATEGY PORTFOLIO
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

      Strategy Portfolio is a diversified series of Mitchell Hutchins Series Trust ("Trust"), a professionally managed open-end investment company. The fund offers its Class H and Class I shares only to insurance company separate accounts that fund benefits under certain variable annuity contracts and/or variable life insurance contracts.

      Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as investment adviser and administrator for the fund. Mitchell Hutchins also serves as distributor for the fund's Class I shares.

      This Statement of Additional Information is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated _______, 1999. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-986-0088. The Prospectus contains more complete information about the fund. You should read it carefully before investing.

      This Statement of Additional Information is dated _______, 1999.


                            TABLE OF CONTENTS
                                                                                                PAGE
                                                                                                ----

      The Fund and Its Investment Policies.......................................................2
      The Fund's Investments, Related Risks and Limitations......................................4
      Strategies Using Derivative Instruments...................................................12
      Organization of Trust; Trustees and Officers and Principal Holders of Securities..........19
      Investment Advisory, Administration and Distribution Arrangements.........................25
      Portfolio Transactions....................................................................28
      Additional Purchase and Redemption  Information...........................................29
      Valuation of Shares.......................................................................29
      Taxes.....................................................................................30
      Other Information.........................................................................31

                      THE FUND AND ITS INVESTMENT POLICIES

      The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by the board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

      The fund's investment objective is long-term capital appreciation. The fund seeks to achieve this objective by investing at least 80% of its assets in the securities of issuers that are on the PaineWebber's HIGHLIGHTED STOCKS list. Historically, the HIGHLIGHTED STOCKS list has consisted primarily of common stocks of relatively large, well known U.S. companies, although it is not restricted to those types of companies. As of October 1, 1999, the average capitalization of companies listed on the HIGHLIGHTED STOCKS list was $60 billion. The fund may invest up to 20% of its assets in short-term debt obligations, money market instruments and options and futures contracts.

      The fund will purchase a security that has been added to or sell a security that has been removed from the HIGHLIGHTED STOCKS list after publication of that change. The fund may trade in securities added to or deleted from the HIGHLIGHTED STOCKS list no earlier than the market open after relevant changes to the HIGHLIGHTED STOCKS list are announced. Under normal circumstances, the fund will not purchase stocks that are not included on the HIGHLIGHTED STOCKS list or keep stocks that have been removed from the HIGHLIGHTED STOCKS list.

      There is no assurance that the fund will be able to maintain an equal weighting of assets among all the stocks on the HIGHLIGHTED STOCKS list. In certain instances, such as when the HIGHLIGHTED STOCKS list contains fewer than 20 stocks, the fund may choose not to re-balance its portfolio following an announced change to the HIGHLIGHTED STOCKS list. In addition, the fund may be unable to purchase or sell sufficient securities due to market restrictions or diversification and illiquid security limitations imposed by the Investment Company Act of 1940 ("Investment Company Act"). In such circumstances, the fund may purchase options and futures contracts on security indices, index-based securities such as Standard and Poor's Depository Receipts ("SPDRs") and stocks not on the HIGHLIGHTED STOCKS list.

      For more than a century, PaineWebber has been committed to providing superior equity research, resulting in one of the strongest franchises on Wall Street. PaineWebber Investment Strategy Group's approach to research places its recommendations in the context of broad social, economic and political themes. PaineWebber believes that the ability to spot emerging trends--and the companies expected to benefit from them--has proven critical to successful investing. The Investment Strategy Group aims to identify these themes before they emerge and become well recognized. While the Investment Strategy Group identifies several industries and companies that are expected to benefit from each theme, the HIGHLIGHTED STOCKS list is a list of "choice" companies from each theme. Historically, the HIGHLIGHTED STOCKS list has included 25 stocks, which are typically covered by the PaineWebber Research Department and carry a "1" (Buy) or "2" (Attractive) rating. Stocks are usually added or deleted from the HIGHLIGHTED STOCKS list at the beginning of a month, but revisions can also be made on other days.

      The fund is designed for investors seeking long-term capital appreciation from a fully invested, all-equity portfolio. The fund is not a market-timing vehicle and not a complete investment program.

      The HIGHLIGHTED STOCKS list as of October 1, 1999, consisted of the following 29 securities.

America Online         Delta Airlines        Lucent Technologies    Schering-Plough
American Express       Disney                MCI WorldCom           Smurfit-Stone Container
Bank of New York       Gap                   Medtronic              Sun Microsystems
Bed Bath & Beyond      Gateway               Microsoft              Time Warner
Carnival Corp          Home Depot            Motorola               Wal-Mart
Chase Manhattan        Illinois Tool Works   Nextel                 Warner-Lambert
Clear Channel          IBM                   Pfizer                 Xerox
Costco

      In addition to the securities listed above, the following securities have appeared on the HIGHLIGHTED STOCKS list at some point during the twelve months from September 1, 1998 to August 31, 1999: Abbot Laboratories, Air Products and Chemicals, American Int'l Group, Avon Products, Coca Cola, Ecolab, Compaq, Freddie Mac, Gannett, Gateway, Lear, New York Times, NiSource, Pepsico, Sherwin-Williams, Staples and State Street.

      As of October 1, 1999, the HIGHLIGHTED STOCKS list reflects the following investment themes:

      THE NEW MILLENNIUM AMERICAN (September 1998). This theme focuses on the consumer, taking an approach more typical of Madison Avenue than of Wall Street. What this report attempts to do is understand consumer behavior and, in particular, the behavior of baby boomers--the largest, fastest-growing and wealthiest segment of the population. Driven by "shared life experiences," the attitudes of baby boomers about everything from consumption to leisure to health care have changed dramatically as this generation has aged. With most of their material needs satisfied, boomers today place more value on experiences than on tangibles.

KEY TRENDS & INVESTMENT IMPLICATIONS

      o  CRADLE-TO-GRAVE   ENTREPRENEURIALISM:   Beneficiaries   include   firms
         catering to small businesses, home offices, investors seeking asset management and parents supervising children's education.

      o TIME DROUGHT: Americans feel short of time and find themselves doing several things at once. Trusted brands and time-savers could flourish.

      o STRESSLESS LEISURE: As baby boomers age, they seek leisure activities with less effort, less physical exertion, less risk and fewer projects. Cruise lines, airlines, theme parks, casinos and hotels could benefit.

      o  NO-SERVICE/FULL-SERVICE   ECONOMY.   A  tight  labor   market   creates
         opportunities for low-cost, highly efficient services and for premium quality service providers.

      o NEW DRUG CULTURE. Aging baby boomers want more pharmaceuticals and "better-for-you" products.

      MUTED CYCLE CYCLICALS (April 1999). "Benign deflation" and the muting of the business cycle--infrequent and less severe recessions--have altered the old sector rotation, which typically followed this pattern: first, defensive stocks; second, interest-rate sensitive cyclicals; third, commodity cyclicals; and lastly, capital goods makers. Although the domestic economy has become less volatile, in addition to the muted business cycle, the "new profit pattern" has two other elements: industry mini-recessions and global recession rotation. In this "new profit pattern" there are four types of cyclical companies whose earnings are affected by different variables: Capacity cyclicals, Demand cyclicals, Growth cyclicals, Credit cycle cyclicals.

KEY TRENDS & INVESTMENT IMPLICATIONS

      o CAPACITY CYCLICALS: Companies that could benefit from swings in industry capacity. Supply and demand situation appears favorable for airlines, papers and semiconductors.

      o DEMAND CYCLICALS: Solid economic growth could prove favorable for autos, diversified industrials, railroads and retailers.

      o GROWTH CYCLICALS: Global rebound and global growth could be favorable for computer, household products, specialty chemicals and telecom equipment firms.

      o CREDIT CYCLE CYCLICALS: Rebounds in Japanese and Asian markets could benefit select U.S. financial services firms.


      INFORMATION REVOLUTION WARS (May 1999). The quantity of global GDP that ultimately will be "digitizable" will likely surpass today's wildest speculations. Major technological revolutions are always bigger than anyone ever thinks. The First and Second Industrial Revolutions were violent upheavals marked by many simultaneous "wars" between competing interests, technologies and business models. So too will the Information Revolution witness many wars in which some firms perish while others flourish.

SOME KEY TRENDS & INVESTMENT IMPLICATIONS

    o INFORMATION AGE VS. INDUSTRIAL AGE: The distribution and manipulation of information is now the central wealth-creating activity

    o PRODUCER VS. DISTRIBUTOR: The Internet increases the power of producers and threatens distributors and middlemen that don't add value.

    o E-TAILING VS. BRICK-AND-MORTAR RETAILING: Companies with strong brands and sophisticated distribution could benefit more than retailers with weak brands.

    o COMMODITIZED  INFORMATION VS. PROPRIETARY CONTENT VS. SPECIALIZED INSIGHT:
      Commoditization   of  information   could  hurt  traditional   information
      providers, such as newspapers. Proprietary content is valuable if consumers prove willing to pay for it. Consumers will pay for specialized insight tailored to their specific needs.

      Both the stocks on the HIGHLIGHTED STOCKS list and the investment themes will change from time to time. Changes to the list of stocks are normally made monthly but may be made more frequently. Themes have changed less frequently in the past.

      OTHER INVESTMENT POLICIES. The fund may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued basis and may purchase or sell securities for delayed delivery. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow up to 33 1/3 of its total assets. The fund may invest in the securities of other investment companies and may sell securities short "against the box."



            THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or this SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

      EQUITY SECURITIES. Equity securities (referred to as "stocks" in the Prospectus) include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depository receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

      Preferred stock has certain fixed income features, like a bond, but actually it is equity that is senior to a company's common stock. Convertible securities may include debentures, notes and preferred equity securities, that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Depository receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

      While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the fund may experience a substantial or complete loss on an individual equity investment.

      HIGHLIGHTED STOCKS LIST RISK. There can be no assurance that the equity securities of issuers on the HIGHLIGHTED STOCKS list will perform as anticipated. The past performance of these securities and issuers cannot be used to predict the future results of either the HIGHLIGHTED STOCKS list or the fund. The fund's investment results will not be identical to those of the HIGHLIGHTED

STOCKS list for a number of reasons, including: (1) the timing of the fund's purchase and sale of stocks in response to changes in the HIGHLIGHTED STOCKS list--the fund will buy and sell stocks only after publication of the changes to the HIGHLIGHTED STOCKS list has been made; (2) the fund's cash flow from purchases and sales of fund shares, which can occur daily and will result in portfolio purchases and sales; (3) the fees and expenses, including the costs of buying and selling stocks, that the fund bears; (4) the fund's possible inability to add to or subtract from its holdings of a stock on the HIGHLIGHTED STOCKS list at a given time, particularly in connection with the re-balancing of the fund's portfolio to establish equal weightings of its assets among the stocks on the HIGHLIGHTED STOCKS list; and (5) the fund's investment of part of its assets in short-term debt obligations, money market instruments and options and futures contracts. The fund may invest in these instruments, for example, for liquidity in anticipation of shareholder sales of fund shares or because the diversification requirements that apply to mutual funds prevent it from investing substantially all its assets in the stocks that are on the HIGHLIGHTED STOCKS list.

      Because the HIGHLIGHTED STOCKS list includes a relatively small number of issuers and the fund invests in stocks only if they are on the HIGHLIGHTED STOCKS list, the fund will hold a relatively small number of stocks. As a result, changes in the market value of a single issuer's stock could affect the fund's performance and net asset value more severely than if its holdings were more diversified. PaineWebber Investment Strategy Group makes subjective decisions to add or delete companies from the HIGHLIGHTED STOCKS list, but the list is not compiled with any particular client or product in mind, including the fund. When selecting the companies for its HIGHLIGHTED STOCKS list, the Investment Strategy Group does not take industry sector diversification concerns into account.

      PaineWebber could at any time suspend or terminate publication of the HIGHLIGHTED STOCKS list. In that event, the fund will determine how to proceed consistent with its investment objective and the interests of its shareholders. It is also possible that the HIGHLIGHTED STOCKS list would include fewer securities than are necessary for the fund to satisfy the diversification requirements for qualifying as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"). See "Taxes." In that event, the fund will invest in stocks not on the HIGHLIGHTED STOCKS list, short-term debt obligations, money market instruments, options and futures contracts, and index-based securities such as SPDRs. Since January 1988, the HIGHLIGHTED STOCKS list has included between 11 and 31 stocks, although on average it has consisted of 25 stocks.

      It is possible that the HIGHLIGHTED STOCKS list will include stocks of issuers for which PaineWebber or one of its affiliates performs banking services for which it receives fees, as well as stocks of issuers in which PaineWebber or one of its affiliates makes a market and may have long or short positions in the stock. Fund purchases and sales will be affected by market conditions following publication of changes to the HIGHLIGHTED STOCKS list and will be subject to competing orders by other PaineWebber clients who invest based on the HIGHLIGHTED STOCKS list recommendations. If a stock is removed from or no longer appears on the HIGHLIGHTED STOCKS list because PaineWebber or one of its affiliates is engaged in activities such as those mentioned above, the fund may continue to regard that stock as being on the HIGHLIGHTED STOCK list.

      Mitchell Hutchins does not have access to information regarding additions to or deletions from the HIGHLIGHTED STOCKS list prior to their publication. The HIGHLIGHTED STOCKS list is not maintained for the purpose of managing any account or investment company such as the fund. In addition to being available to the fund, the HIGHLIGHTED STOCKS list is also available to other clients of PaineWebber and its affiliates, including Mitchell Hutchins, which may trade on the basis of the HIGHLIGHTED STOCKS list. PaineWebber publishes other lists of recommended securities that could be appropriate for fund investors but which are not used by Mitchell Hutchins for the fund.

      INVESTING IN FOREIGN SECURITIES. Historically, the HIGHLIGHTED STOCKS list has only once included a foreign security. If the HIGHLIGHTED STOCKS list includes one or more foreign securities, the fund will invest in them. Investing in foreign securities involves more risks than investing in the United States. The value of foreign securities is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In those European countries that have begun using the Euro as a common currency unit, individual national economies may be adversely affected by the inability of national governments to use monetary policy to address their own economic or political concerns.

      Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices.
Foreign securities trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may expose the fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts. Additionally, the costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

      Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

      If the HIGHLIGHTED STOCKS list includes depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), or other securities convertible into securities of issuers based in foreign countries, the fund will invest in these receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are European receipts evidencing a similar arrangement, may be denominated in other currencies and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international financial markets. For purposes of the fund's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

      ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

      The fund anticipates that its brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. However, from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. Although the fund will endeavor to achieve the best net results in effecting its portfolio transactions, transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

      FOREIGN CURRENCY TRANSACTIONS. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of the fund's foreign investments. The fund's share value may change significantly when its investments are denominated in foreign currencies. Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. Currency exchange rates also can be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation, devaluation or other political or economic developments inside and outside the United States.

      The fund values its assets daily in U.S. dollars and does not intend to convert its holdings of foreign currencies to U.S. dollars on a daily basis. From time to time the fund's foreign currencies may be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the fund could suffer a loss of some or all of the amounts deposited. The fund may convert foreign currency to U.S. dollars from time to time.

      The value of the assets of the fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, the fund may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire immediately to resell that currency to the dealer. The fund conducts its currency exchange transactions either on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

      ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the fund's board. The assets used as cover for over-the-counter options written by the fund will be considered illiquid unless the over-the-counter options are sold to qualified dealers who agree that the fund may repurchase any over-the-counter options it writes at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. To the extent the fund invests in illiquid securities, it may not be able to readily liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

      Restricted securities are not registered under the Securities Act of 1933 ("Securities Act") and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

      However, not all restricted securities are illiquid. To the extent that foreign securities are freely tradable in the country in which they are principally traded, they generally are not considered illiquid, even if they are restricted in the United States. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of that Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.

      The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.

      REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

      Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

      Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce that fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

      LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor,

Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

      Pursuant to procedures adopted by the board governing the fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. PaineWebber also has been approved as a borrower under the fund's securities lending program. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent and/or borrower.

      SHORT SALES "AGAINST THE BOX." The fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the fund, and the fund is obligated to replace the securities borrowed at a date in the future. When the fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. The fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."

      The fund might make a short sale "against the box" to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in the fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of securities the fund owns, either directly or indirectly, and in the case where the fund owns convertible securities, changes in the investment value or conversion premiums of such securities.

      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, the fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the fund's total assets, including the value of when-issued and delayed delivery securities held by that fund, exceeds its net assets.

      A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Fund's Investments, Related Risks and Limitations--Segregated Accounts." The fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

      MONEY MARKET INVESTMENTS. The fund may invest in money market investments for liquidity, in anticipation of shareholder redemptions of fund shares, or when the fund is unable to purchase or sell sufficient securities due to market restrictions or diversification and illiquid security limitations imposed by the Investment Company Act. Such investments include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities,
(6) bonds issued by foreign issuers, (7) repurchase agreements and (8) other investment companies that invest exclusively in money market instruments.

      SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options, futures and swaps.

     SPDRS ("STANDARD & POOR'S DEPOSITORY RECEIPTS"). The fund may invest in SPDRs. SPDRs are exchange-traded securities that represent ownership in long-term unit investment trusts established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index.

      To the extent the fund invests in SPDRs, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. Indirectly then, fund shareholders may pay higher operational costs than if they owned the underlying investments directly. Additionally, the fund's investment in SPDRs is subject to limitations under the Investment Company Act and market availability.

      The price of a SPDR is derived from and based upon the securities it holds. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stocks, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of SPDRs are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting a SPDR could adversely affect the liquidity and value of the shares of the fund.

INVESTMENT LIMITATIONS OF THE FUND

      FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

      The fund will not:

             (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

            The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

            (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and provided that the fund will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the composition of the HIGHLIGHTED STOCKS list.

            (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

            (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other bonds or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     The following interpretation applies to, but is not part of, this fundamental restriction: The Fund's investments in master notes, funding agreements and similar instruments will not be considered to be the making of a loan.

            (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

            (6)  purchase  or sell  real  estate,  except  that  investments  in
securities   of  issuers  that  invest  in  real  estate  and   investments   in
mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

            (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

            NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by a vote of the board without shareholder approval.

            The fund will not:

     (1) hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the fund to fail to satisfy the diversification requirements imposed by section 817(h) of the Internal Revenue Code and the Treasury regulations issued thereunder on segregated assets accounts used to fund variable annuity and/or variable life insurance contracts (these requirements must be satisfied by the fund as the investment vehicle underlying those accounts).

            (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

            (3) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

            (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

            (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.



                     STRATEGIES USING DERIVATIVE INSTRUMENTS

            GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Mitchell Hutchins may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts and swaps to attempt to hedge the fund's portfolio and also to attempt to enhance income or return. The fund may enter into transactions involving one or more type of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the fund are described below.

            The fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the fund may have lower net income and a net loss on the investment.

            OPTIONS ON SECURITIES AND FOREIGN CURRENCIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

            OPTIONS ON SECURITIES INDICES. A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

            SECURITIES INDEX FUTURES CONTRACTS. A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

            INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS. Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

            OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

            GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge the fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

            Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

            The fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a long straddle when Mitchell Hutchins believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

            Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad stock market sectors in which the fund has invested or expects to invest.

            Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return strategies may include using Derivative Instruments to increase or decrease the fund's exposure to different asset classes without buying or selling the underlying instruments. The fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

            The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

            In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins may discover additional opportunities in connection with Derivative Instruments and with hedging, income and return strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins may utilize these opportunities for the fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund's Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

            SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

            (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins to predict movements of the overall securities, interest rate or currency exchange markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

            (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

            (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

            (4) As described below, the fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. The fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

      COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of the fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

      OPTIONS. The fund may purchase put and call options, and write (sell) covered put or call options on securities in which it invests and related indices and on foreign currencies. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. The fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable the fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by the fund would be considered illiquid to the extent described under "The Fund's Investments, Related Risks and Limitations--Illiquid Securities."

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, European-style options can only be exercised immediately prior to their expiration. This is in contrast to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

      The fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      The fund may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

      The fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the fund will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the fund, there is no assurance that the fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

      If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      The fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

      FUTURES.   The  fund  may  purchase  and  sell  securities  index  futures contracts, interest rate futures contracts and foreign currency futures contracts. The fund may purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, the fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.

      The fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The fund will engage in this strategy only when it is more advantageous to the fund than is purchasing the futures contract.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the fund's obligations to or from a futures broker. When the fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If the fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

      LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The fund's use of futures and related options is governed by the following guideline, which can be changed by its board without shareholder vote:

      To the extent the fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

      FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. The fund may use options and futures on foreign currencies, as described above, and forward currency contracts, as described below, to hedge against movements in the values of the foreign currencies in which the fund's securities are denominated. Such currency hedges can protect against price movements in a security a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      The fund might seek to hedge against changes in the value of a particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are considered expensive. In such cases, the fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the value of which Mitchell Hutchins believes will have a positive correlation to the value of the currency being hedged. In addition, the fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and Mitchell Hutchins believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the risk that movements in the price of the Derivative Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

      The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivative Instruments, a fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Derivative Instruments until they reopen.

      Settlement of Derivative Instruments involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      FORWARD CURRENCY CONTRACTS. The fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges--for example, the fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges--for example, the fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

      The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

      As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by entering into an instrument identical to the instrument purchased or sold, but in the opposite direction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. The fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the fund segregates with its custodian cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

      SWAP TRANSACTIONS. The fund may enter into swap transactions, which include swaps, caps, floors and collars relating to interest rates, currencies, securities or other instruments. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. Currency swaps, caps, floors and collars are similar to interest rate swaps, caps, floors and collars, but they are based on currency exchange rates rather than interest rates. Equity swaps or other swaps relating to securities or other instruments are also similar, but they are based on changes in the value of the underlying securities or instruments. For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate.

      The fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The fund may use interest rate swaps, caps, floors and collars as a hedge on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Interest rate swap transactions are subject to risks comparable to those described above with respect to other derivatives strategies.

      The fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Since segregated accounts will be established with respect to such transactions, Mitchell Hutchins believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "The Fund's Investment, Related Risks and Limitations--Segregated Accounts." The fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.

      The fund will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed by Mitchell Hutchins to present minimal credit risk in accordance with guidelines established by the fund's board. If there is a default by the other party to such a transaction, the fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.


      ORGANIZATION OF TRUST; TRUSTEES AND OFFICERS AND PRINCIPAL HOLDERS OF
                                   SECURITIES

      The Trust was formed on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts and has fourteen series. The Trust is governed by a board of trustees, which is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share. The board oversees the fund's operations.

      The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:



  NAME AND ADDRESS; AGE    POSITION WITH TRUST    BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ---------------------    -------------------    ----------------------------------------
Margo N. Alexander*+; 52       Trustee and     Mrs.    Alexander   is   chairman
                                President      (since   March    1999),    chief
                                               executive  officer and a director
                                               of   Mitchell   Hutchins   (since
                                               January  1995),  and an executive
                                               vice  president and a director of
                                               PaineWebber  (since  March 1984).
                                               Mrs. Alexander is president and a
                                               director   or   trustee   of   32
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.
Richard Q. Armstrong; 64         Trustee       Mr.  Armstrong  is  chairman  and
R.Q.A. Enterprises                             principal  of R.Q.A.  Enterprises
One Old Church Road                            (management    consulting   firm)
Unit #6                                        (since  April 1991 and  principal
Greenwich, CT 06830                            occupation   since  March  1995).
                                               Mr. Armstrong was chairman of the
                                               board,  chief  executive  officer
                                               and   co-owner   of    Adirondack
                                               Beverages      (producer      and
                                               distributor  of soft  drinks  and
                                               sparkling/still  waters) (October
                                               1993-March   1995).   He   was  a
                                               partner   of  The   New   England
                                               Consulting   Group    (management
                                               consulting     firm)    (December
                                               1992-September   1993).   He  was
                                               managing  director  of LVMH  U.S.
                                               Corporation  (U.S.  subsidiary of
                                               the    French     luxury    goods
                                               conglomerate,  Louis Vuitton Moet
                                               Hennessey            Corporation)
                                               (1987-1991)  and  chairman of its
                                               wine  and   spirits   subsidiary,
                                               Schieffelin  &  Somerset  Company
                                               (1987-1991).  Mr.  Armstrong is a
                                               director   or   trustee   of   31
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.
E. Garrett Bewkes,             Trustee and     Mr.   Bewkes  is  a  director  of
Jr.**+; 73                   Chairman of the   Paine  Webber  Group  Inc.   ("PW
                            Board of Trustees  Group")   (holding   company   of
                                               PaineWebber      and     Mitchell
                                               Hutchins).   Prior  to   December
                                               1995,  he was a consultant  to PW
                                               Group.  Prior  to  1988,  he  was
                                               chairman of the board,  president
                                               and chief  executive  officer  of
                                               American  Bakeries  Company.  Mr.
                                               Bewkes   is   a    director    of
                                               Interstate Bakeries  Corporation.
                                               Mr.   Bewkes  is  a  director  or
                                               trustee    of    35    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

  NAME AND ADDRESS; AGE    POSITION WITH TRUST    BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ---------------------    -------------------    ----------------------------------------
Richard R. Burt; 52              Trustee       Mr.   Burt  is  chairman  of  IEP
1275 Pennsylvania Ave.,                        Advisors,   Inc.   (international
N.W.                                           investments and consulting  firm)
Washington, DC 20004                           (since  March 1994) and a partner
                                               of     McKinsey     &     Company
                                               (management    consulting   firm)
                                               (since   1991).   He  is  also  a
                                               director                       of
                                               Archer-Daniels-Midland        Co.
                                               (agricultural       commodities),
                                               Hollinger    International    Co.
                                               (publishing),   Homestake  Mining
                                               Corp.  (gold mining),  Powerhouse
                                               Technologies    Inc.    (provides
                                               technology    to    gaming    and
                                               wagering  industry)  and  Weirton
                                               Steel Corp.  (makes and  finishes
                                               steel   products).   He  was  the
                                               chief     negotiator    in    the
                                               Strategic  Arms  Reduction  Talks
                                               with  the  former   Soviet  Union
                                               (1989-1991)    and    the    U.S.
                                               Ambassador    to   the    Federal
                                               Republic of Germany  (1985-1989).
                                               Mr.   Burt  is  a   director   or
                                               trustee    of    31    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.
Mary C. Farrell**+; 49           Trustee       Ms.   Farrell   is   a   managing
                                               director,    senior    investment
                                               strategist   and  member  of  the
                                               Investment  Policy  Committee  of
                                               PaineWebber.  Ms.  Farrell joined
                                               PaineWebber  in  1982.  She  is a
                                               member of the  Financial  Women's
                                               Association and Women's  Economic
                                               Roundtable   and   appears  as  a
                                               regular  panelist  on Wall $treet
                                               Week  with  Louis  Rukeyser.  She
                                               also   serves  on  the  Board  of
                                               Overseers     of     New     York
                                               University's   Stern   School  of
                                               Business.   Ms.   Farrell   is  a
                                               director   or   trustee   of   30
                                               investment  companies  for  which
                                               Mitchell  Hutchins,   PaineWebber
                                               or   one  of   their   affiliates
                                               serves as investment adviser.
Meyer Feldberg; 57               Trustee       Mr.    Feldberg   is   Dean   and
Columbia University                            Professor  of  Management  of the
101 Uris Hall                                  Graduate   School  of   Business,
New York, NY 10027                             Columbia  University.   Prior  to
                                               1989,  he  was  president  of the
                                               Illinois       Institute       of
                                               Technology.   Dean   Feldberg  is
                                               also  a  director  of   Primedia,
                                               Inc.   (publishing),    Federated
                                               Department      Stores,      Inc.
                                               (operator of  department  stores)
                                               and  Revlon,  Inc.   (cosmetics).
                                               Dean  Feldberg  is a director  or
                                               trustee    of    34    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.
George W. Gowen; 70              Trustee       Mr.  Gowen  is a  partner  in the
666 Third Avenue                               law    firm    of     Dunnington,
New York, NY 10017                             Bartholow & Miller.  Prior to May
                                               1994, he was a partner in the law
                                               firm of Fryer,  Ross & Gowen. Mr.
                                               Gowen is a director or trustee of
                                               34 investment companies for which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

                                       21


  NAME AND ADDRESS; AGE    POSITION WITH TRUST    BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ---------------------    -------------------    ----------------------------------------
Frederic V. Malek; 62            Trustee       Mr.  Malek is  chairman of Thayer
1455 Pennsylvania Ave.,                        Capital    Partners     (merchant
N.W.                                           bank).   From   January  1992  to
Suite 350                                      November  1992,  he was  campaign
Washington, DC 20004                           manager of Bush-Quayle  `92. From
                                               1990  to   1992,   he  was   vice
                                               chairman  and, from 1989 to 1990,
                                               he  was  president  of  Northwest
                                               Airlines   Inc.   and  NWA   Inc.
                                               (holding   company  of  Northwest
                                               Airlines  Inc.).  Prior  to 1989,
                                               he was  employed by the  Marriott
                                               Corporation              (hotels,
                                               restaurants,   airline   catering
                                               and contract  feeding),  where he
                                               most  recently  was an  executive
                                               vice  president  and president of
                                               Marriott Hotels and Resorts.  Mr.
                                               Malek  is  also  a  director   of
                                               Aegis    Communications,     Inc.
                                               (tele-services),         American
                                               Management     Systems,      Inc.
                                               (management     consulting    and
                                               computer    related    services),
                                               Automatic Data  Processing,  Inc.
                                               (computing services),  CB Richard
                                               Ellis,    Inc.    (real    estate
                                               services),    FPL   Group,   Inc.
                                               (electric    services),    Global
                                               Vacation     Group      (packaged
                                               vacations),  HCR/Manor Care, Inc.
                                               (health   care)   and   Northwest
                                               Airlines  Inc.  Mr.  Malek  is  a
                                               director   or   trustee   of   31
                                               investment  companies  for  which
                                               Mitchell  Hutchins,   PaineWebber
                                               or   one  of   their   affiliates
                                               serves as investment adviser.
Carl W. Schafer; 63              Trustee       Mr.  Schafer is  president of the
66 Witherspoon Street,                         Atlantic  Foundation  (charitable
#1100                                          foundation    supporting   mainly
Princeton, NJ 08542                            oceanographic   exploration   and
                                               research).  He is a  director  of
                                               Labor  Ready,   Inc.   (temporary
                                               employment),   Roadway   Express,
                                               Inc.  (trucking),   The  Guardian
                                               Group  of   Mutual   Funds,   the
                                               Harding,   Loevner  Funds,  Evans
                                               Systems,   Inc.   (motor   fuels,
                                               convenience       store       and
                                               diversified company),  Electronic
                                               Clearing House,  Inc.  (financial
                                               transactions         processing),
                                               Frontier  Oil   Corporation   and
                                               Nutraceutix,  Inc. (biotechnology
                                               company).  Prior to January 1993,
                                               he    was    chairman    of   the
                                               Investment  Advisory Committee of
                                               the   Howard    Hughes    Medical
                                               Institute.   Mr.   Schafer  is  a
                                               director   or   trustee   of   31
                                               investment  companies  for  which
                                               Mitchell  Hutchins,   PaineWebber
                                               or   one  of   their   affiliates
                                               serves as investment adviser.
Brian M. Storms*+; 45            Trustee       Mr.   Storms  is  president   and
                                               chief   operating    officer   of
                                               Mitchell  Hutchins  (since  March
                                               1999).  Prior to March  1999,  he
                                               was   president   of   Prudential
                                               Investments  (1996-1999).   Prior
                                               to joining  Prudential,  he was a
                                               managing   director  at  Fidelity
                                               Investments.   Mr.  Storms  is  a
                                               director   or   trustee   of   31
                                               investment  companies  for  which
                                               Mitchell  Hutchins,   PaineWebber
                                               or   one  of   their   affiliates
                                               serves as investment adviser.


                                       22


  NAME AND ADDRESS; AGE    POSITION WITH TRUST    BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ---------------------    -------------------    ----------------------------------------
T. Kirkham Barneby*; 53      Vice President    Mr.   Barneby   is  a   managing
                                               director  and  chief  investment
                                               officer--quantitative
                                               investments      of     Mitchell
                                               Hutchins.   Prior  to  September
                                               1994,   he  was  a  senior  vice
                                               president   at  Vantage   Global
                                               Management.  Mr.  Barneby  is  a
                                               vice    president    of    seven
                                               investment  companies  for which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.
John J. Lee**; 31          Vice President and  Mr. Lee is a vice  president  and
                           and Assistant       a  manager  of  the  mutual  fund
                           Treasurer           finance  department  of  Mitchell
                                               Hutchins.   Prior  to   September
                                               1997,  he was an audit manager in
                                               the financial  services  practice
                                               of Ernst & Young LLP.  Mr. Lee is
                                               a vice  president  and  assistant
                                               treasurer   of   32    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their  affiliates  serves  as  an
                                               investment adviser.
Kevin           J.           Vice President    Mr.  Mahoney  is  a  first  vice
Mahoney**; 34                and Assistant     president and senior  manager of
                               Treasurer       the    mutual    fund    finance
                                               department of Mitchell Hutchins.
                                               From August 1996  through  March
                                               1999,  he was the manager of the
                                               mutual  fund  internal   control
                                               group of Salomon  Smith  Barney.
                                               Prior to August 1996,  he was an
                                               associate      and     assistant
                                               treasurer      for     BlackRock
                                               Financial  Management  L.P.  Mr.
                                               Mahoney is a vice  president and
                                               assistant    treasurer   of   32
                                               investment  companies  for which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.

Ann E. Moran**; 42         Vice President and  Ms.  Moran  is a  vice  president
                           Assistant Treasurer and a manager of the mutual  fund
                                               finance  department  of  Mitchell
                                               Hutchins.  Ms.  Moran  is a  vice
                                               president      and      assistant
                                               treasurer   of   32    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.
Dianne E. O'Donnell**; 47  Vice President and  Ms.  O'Donnell  is a senior  vice
                                Secretary      president   and  deputy   general
                                               counsel  of  Mitchell   Hutchins.
                                               Ms.    O'Donnell    is   a   vice
                                               president  and  secretary  of  31
                                               investment  companies  and a vice
                                               president      and      assistant
                                               secretary   of   one   investment
                                               company   for   which    Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.
Emil Polito*; 38             Vice President    Mr.   Polito  is  a  senior  vice
                                               president    and    director   of
                                               operations    and   control   for
                                               Mitchell Hutchins.  Mr. Polito is
                                               a    vice    president    of   32
                                               investment  companies  for  which
                                               Mitchell  Hutchins,   PaineWebber
                                               or   one  of   their   affiliates
                                               serves as investment adviser.


                                       23

  NAME AND ADDRESS; AGE    POSITION WITH TRUST    BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
  ---------------------    -------------------    ----------------------------------------
Victoria E. Schonfeld**;     Vice President    Ms.   Schonfeld   is  a  managing
48                                             director  and general  counsel of
                                               Mitchell   Hutchins   (since  May
                                               1994) and a senior vice president
                                               of PaineWebber (since July 1995).
                                               Ms. Schonfeld is a vice president
                                               of 31 investment  companies and a
                                               vice  president  and secretary of
                                               one investment  company for which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.
Paul H. Schubert**; 36     Vice President and  Mr.  Schubert  is a  senior  vice
                                Treasurer      president  and  director  of  the
                                               mutual  fund  finance  department
                                               of   Mitchell    Hutchins.    Mr.
                                               Schubert is a vice  president and
                                               treasurer   of   32    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.
Barney A. Taglialatela**;  Vice President and  Mr.   Taglialatela   is  a   vice
38                         Assistant Treasurer president  and a  manager  of the
                                               mutual  fund  finance  department
                                               of  Mitchell  Hutchins.  Prior to
                                               February  1995,  he was a manager
                                               of  the   mutual   fund   finance
                                               division of Kidder  Peabody Asset
                                               Management,        Inc.       Mr.
                                               Taglialatela  is a vice president
                                               and  assistant  treasurer  of  32
                                               investment  companies  for  which
                                               Mitchell  Hutchins,   PaineWebber
                                               or   one  of   their   affiliates
                                               serves as investment adviser.
Keith A. Weller**; 38      Vice President and  Mr.   Weller  is  a  first   vice
                           Assistant Secretary president and  associate  general
                                               counsel  of  Mitchell   Hutchins.
                                               Prior  to  May  1995,  he  was an
                                               attorney  in  private   practice.
                                               Mr.  Weller  is a vice  president
                                               and  assistant  secretary  of  31
                                               investment  companies  for  which
                                               Mitchell  Hutchins,   PaineWebber
                                               or   one  of   their   affiliates
                                               serves as investment adviser.

---------
* The business address of each listed person is 51 West 52nd Street, New York, New York 10019-6114.

** The business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

+ Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the Trust and the fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

      The Trust pays trustees who are not "interested persons" of the Trust ("disinterested trustees") $500 annually for each series and up to an additional $150 per series for each board meeting and each separate meeting of a board committee. The Trust presently has 14 series and thus pays each such trustee $7,000 annually, plus any additional annual amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers own no shares of the fund. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trust and the fund, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

      The table below includes certain information relating to the compensation of the current board members who hold office with the Trust and the compensation of those board members from all PaineWebber funds during the 1998 calendar year.

                               COMPENSATION TABLE+


                                    ESTIMATED         TOTAL
                                    AGGREGATE     COMPENSATION
                                  COMPENSATION   FROM THE TRUST
                                    FROM THE      AND THE FUND
        NAME OF PERSON, POSITION      TRUST*        COMPLEX**
        ------------------------      -----         -------

       Richard Q. Armstrong,
        Trustee                      $13,370         $101,372
       Richard R. Burt,
        Trustee                       13,370          101,372
       Meyer Feldberg,
        Trustee                       13,370          116,222
       George W. Gowen,
        Trustee                       16,210          108,272
       Frederic V. Malek,
        Trustee                       13,370          101,372
       Carl W. Schafer,
        Trustee                       13,370          101,372
--------------------
+ Only independent board members are compensated by the Trust and the fund complex and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation.

* Represents fees estimated to be paid to each board member during the fund's initial full fiscal year ended December 31, 2000.

** Represents  total  compensation  paid during the calendar year ended December
   31, 1998, to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

                         PRINCIPAL HOLDERS OF SECURITIES

      As of December __, 1999, the fund had no outstanding shares.

      INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

      INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of the fund pursuant to an advisory contract ("Advisory Contract") with the fund. Under the Advisory Contract, the fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

      Under the terms of the Advisory Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to one of its series are allocated among the series by or under the direction of the board in such manner as the board determines to be fair and equitable. Expenses borne by the fund include the following (or the fund's allocable share of the following): (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by

Mitchell  Hutchins;  (3) organizational  expenses;  (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the fund or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the fund for violation of any law;
(10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

      Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities, on 60 days' written notice to Mitchell Hutchins or by Mitchell Hutchins on 60 days' written notice to the fund.

      PaineWebber makes the Investment Strategy Group, headed by Edward M. Kerschner, available to consult with Mitchell Hutchins regarding the development of investment themes and stocks covered by the Research Department. Mr. Kerschner is PaineWebber's Chief Investment Strategist and Chairman of its Investment Policy Committee. PaineWebber does not receive a fee for these consulting services.

      NET ASSETS. The following table shows the approximate net assets as of October 31, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                 NET ASSETS
                        INVESTMENT CATEGORY                       ($MIL)
                        -------------------                      ----------

      Domestic (excluding Money
      Market)............................................
      Global.............................................
      Equity/Balanced....................................
      Fixed Income (excluding Money Market)..............
              Taxable Fixed .............................
              Tax-Free Fixed Income......................
      Money Market Funds.................................


      PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber funds and other Mitchell Hutchins advisory clients.

      DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class I shares of the fund under a separate distribution contract with the Trust ("Distribution Contract"). The Distribution Contract requires Mitchell

Hutchins to use its best efforts, consistent with its other businesses, to sell Class I shares of the fund. Class H shares have no distributor or distribution contract. Class H and Class I shares of the fund are offered continuously to separate accounts of insurance companies.

      Under a plan of distribution pertaining to the Class I shares of the fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the Investment Company Act ("Class I Plan" or "Plan"), the fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets attributable to its Class I shares. Mitchell Hutchins uses these distribution fees to pay insurance companies whose separate accounts purchase Class I shares for distribution-related services that the insurance companies provide with respect to the Class I shares. These services include (1) the printing and mailing of fund prospectuses, statements of additional information, related supplements and shareholder reports to current and prospective contract owners, (2) the development and preparation of sales material, including sales literature, relating to Class I shares, (3) materials and activities intended to educate and train insurance company sales personnel concerning the fund and Class I shares,
(4) obtaining information and providing explanations to contract owners concerning the funds, (5) compensating insurance company sales personnel with respect to services that result in the sale or retention of Class I shares, (6) providing personal services and/or account maintenance services to contract owners with respect to insurance company separate accounts that hold Class I shares, and (7) financing other activities that the board determines are primarily intended to result in the sale of Class I shares.

      The Plan and the related Distribution Contract for Class I shares specify that the distribution fees paid to Mitchell Hutchins are not reimbursements for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the distribution fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of distribution fees received or accrued through the termination date of the Class I Plan will be Mitchell Hutchins' sole responsibility and not that of the fund. The board reviews the Class I Plan and Mitchell Hutchins' corresponding expenses annually.

      Among other things, the Class I Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Class I Plan and the purposes for which such expenditures were made, (2) the Class I Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Class I Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and (4) while the Class I Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Trust shall be committed to the discretion of the board members who are not "interested persons" of that Trust.

      In approving the Class I Plan for the fund, the board considered all the features of the distribution system for the Class I shares, including (1) the expectation that Class I shares would be sold primarily to the separate accounts of insurance companies unaffiliated with Mitchell Hutchins or PaineWebber, (2) the expenses those unaffiliated insurance companies were likely to incur in marketing Class I shares to the owners of contracts issued by their separate accounts, (3) the need to encourage those unaffiliated insurance companies to educate their agents concerning the fund and to compensate their agents for selling Class I shares and (4) the need to encourage those unaffiliated insurance companies to educate their contract owners concerning the fund and to provide personal and account maintenance services to contract owners with respect to the fund's Class I shares attributable to their accounts.

      The board also considered all compensation that Mitchell Hutchins would receive under the Class I Plan and the Distribution Contract and the benefits that would accrue to Mitchell Hutchins under the Class I Plan in that Mitchell Hutchins would receive distribution and advisory fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Class I Plan were successful and the fund attained and maintained significant asset levels.

                             PORTFOLIO TRANSACTIONS

      Subject to policies established by the board, Mitchell Hutchins is responsible for the execution of the fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for the fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The fund may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.

      The fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contract authorize Mitchell Hutchins and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

      Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The fund's procedures in selecting FCMs to execute its transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

      In selecting brokers, Mitchell Hutchins will consider the full range and quality of a broker's services. Consistent with the interests of the fund and subject to the review of the board, Mitchell Hutchins may cause the fund to purchase and sell portfolio securities through brokers who provide Mitchell Hutchins with brokerage or research services. The fund may pay those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the fund and its other clients.

      Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons, and government representatives.

      For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

      Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.

      Investment decisions for the fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

      The fund will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the fund.

      PORTFOLIO TURNOVER. The fund's annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. The fund is expected to have an annual turnover rate greater than 100%.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      The insurance company separate accounts purchase and redeem shares of the fund on each day on which the New York Stock Exchange ("NYSE") is open for trading ("Business Day") based on, among other things, the amount of premium payments to be invested and surrendered and transfer requests to be effected on that day pursuant to the variable contracts. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions of the shares of the fund are effected at their respective net asset values per share determined as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on that Business Day. Payment for redemptions are made by the fund within seven days thereafter. No fee is charged the separate accounts when they purchase or redeem fund shares.

      The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time.

                               VALUATION OF SHARES

      The fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Monday through Friday when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day.

      Securities that are listed on U.S. and foreign exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of Mitchell Hutchins, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.

      All investments quoted in foreign currency will be valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the fund's custodian. Foreign currency exchange rates are generally determined prior to the close of regular trading on the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which events would not be reflected in the computation of a fund's net asset value on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the applicable board. The foreign currency exchange transactions of the fund conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by less than one-tenth of one percent due to the costs of converting from one currency to another.

                                      TAXES

      Fund shares are offered only to insurance company separate accounts the fund benefits under certain variable annuity contracts and/or variable life insurance contracts. See the applicable contract prospectus for a discussion of the special taxation of insurance companies with respect to those accounts and the contract holders.

      QUALIFICATION AS REGULATED INVESTMENT COMPANIES. The fund is treated as a separate corporation for federal income tax purposes. To qualify for treatment as a regulated investment company ("RIC") under the Subchapter M of the Internal Revenue Code ("Code"), the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For the fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

      If the fund failed to qualify for treatment as a RIC for any taxable year,
(a) it would  be taxed as an  ordinary  corporation  on the full  amount  of its taxable income for that year (even if it distributed that income to its shareholders), (b) all distributions out of its earnings and profits, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as dividends (that is, ordinary income) and (c) most importantly, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of section 817(h) described in the next paragraph, with the result that the variable annuity and/or life insurance contracts supported by that account would no longer be eligible for tax deferral. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     ADDITIONAL DIVERSIFICATION REQUIREMENTS. The fund intends to satisfy the diversification requirements indirectly imposed by section 817(h) of the Code and the regulations thereunder, which are in addition to the diversification requirements described above. These requirements place certain limitations on the assets of each insurance company account that may be invested in securities of a single issuer. Because section 817(h) and the regulations thereunder treat the assets of the fund as assets of the related separate account, the fund must also meet these requirements. Specifically, the regulations under section 817(h) provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the separate account's total assets are cash and cash items, government securities and securities of other RICs. Failure of the fund to satisfy the section 817(h) requirements would result in (1) taxation of the insurance company issuing the variable contracts, the benefits under which are funded by the separate account(s) investing in the fund, and (2) treatment of the contract owners other than as described in the applicable contract prospectus.

OTHER INFORMATION

      The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by the fund with respect to its business of investing in securities or foreign currencies, qualify as permissible income under the Income Requirement.

      If the fund has an "appreciated financial position"-- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the same or substantially similar property, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by the fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to the fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

      The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and distributions therefrom.

                                OTHER INFORMATION

      MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the fund could, under certain circumstances, be held personally liable for the obligations of the fund or the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the fund. The board members intend to conduct the fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

      VOTING RIGHTS. The insurance company separate accounts the fund benefits under variable annuity or variable life insurance contracts are the shareholders of the fund - not the individual owners of those contracts. However, the separate accounts may pass through voting rights to contract owners.

      Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the board members of the Trust. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class, such as the terms of the Class I Plan as it relates to the Class I shares. The shares of each series will be voted separately, except when an aggregate vote of all the series is required by law.

      The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

      POSSIBLE CONFLICTS. Shares of the fund may serve as the underlying investments for separate accounts of unaffiliated insurance companies ("shared funding") as well as for both annuity and life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The
Trust does not currently foresee any conflict. However, the Trust's board intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

      CLASSES OF SHARES. A share of each class of the fund represents an identical interest in the fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to distribution fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class H and I shares will differ.

      CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the fund. The custodian employs foreign sub-custodians approved by the board in accordance with applicable requirements under the Investment Company Act to provide custody of the foreign assets of the fund outside the United States. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Trust and the fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

      AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the fund.

YOU    SHOULD    RELY   ONLY   ON   THE
INFORMATION  CONTAINED  OR  REFERRED TO
IN THE  PROSPECTUS  AND THIS  STATEMENT
OF  ADDITIONAL  INFORMATION.  THE  FUND
AND   ITS    DISTRIBUTOR    HAVE    NOT
AUTHORIZED  ANYONE TO PROVIDE  YOU WITH
INFORMATION  THAT  IS  DIFFERENT.   THE
PROSPECTUS   AND  THIS   STATEMENT   OF
ADDITIONAL  INFORMATION IS NOT AN OFFER
TO  SELL  SHARES  OF  THE  FUND  IN ANY
JURISDICTION  WHERE  THE  FUND  OR  ITS
DISTRIBUTOR   MAY  NOT  LAWFULLY   SELL
THOSE SHARES.
             ------------
                                                  Mitchell Hutchins Series Trust
                                                              Strategy Portfolio

                                      ------------------------------------------

                                             Statement of Additional Information

                                                            ______________, 1999
                                      ------------------------------------------
































(C)1999 PaineWebber Incorporated
-------------------------------------

                          PART C. OTHER INFORMATION
                          -------------------------

Item 23. Exhibits
         --------


(1)  Amended and Restated Declaration of Trust (1)/

(2)  Restated By-Laws (1)/

(3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest (2)/

(4)  (a)   Investment Advisory and Administration Contract (1)/

     (b)   Investment Advisory and Administration Contract relating to Global
           Growth Portfolio (3)/

     (c)   Investment Advisory and Administration Fee Agreement with respect to
           Strategic Fixed Income     Portfolio (formerly Government Portfolio)(1)/

     (d)   Investment Advisory and Administration Fee Agreement with respect to Growth and Income Portfolio (formerly Dividend Growth Portfolio) (1)/

     (e) Investment Advisory and Administration Fee Agreement with respect to Aggressive GrowthPortfolio (3)/

     (f)   Investment Advisory and Administration Fee Agreement with respect to High Grade Fixed Income Portfolio (formerly Fixed Income Portfolio) (1)/

     (g)   Investment Advisory and Administration Fee Agreement with respect
           to High Income Portfolio,      Small Cap Portfolio, Strategic
           Income Portfolio and Tactical Allocation Portfolio (3)/

     (h)   Investment Advisory and Administration Fee Agreement with respect
           to Strategy Portfolio (filed   herewith)

     (i)   Sub-Investment Advisory Contract with respect to Aggressive Growth
           Portfolio (1)/

     (j)   Sub-Advisory Agreement with respect to Global Growth Portfolio (3)/

     (k)   Sub-Advisory Agreement with respect to Strategic Fixed Income
           Portfolio (4)/
(5)  Distribution Contract with respect to Class I shares (3)/

(6)  Bonus, profit sharing or pension plans - none

(7)  (a)   Custodian Agreement with State Street Bank and Trust Company (1)/

     (b)   Custodian Agreement with Brown Brothers Harriman & Co. (1)/

(8)  (a)   Transfer Agency Services and Shareholder Services Agreement (3)/

     (b)   Participation Agreement with American Republic Insurance Company (3)/

     (c)   Participation Agreement with Great American Reserve Insurance Company (3)/

     (d)   Participation Agreement with Hartford Life Insurance Company (3)/

(9)  Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents:  Auditors' consent (not applicable)

(11) Financial statements omitted from prospectus-none

(12) Letter of investment intent (1)/

(13) Plan of Distribution pursuant to Rule 12b-1with respect to Class I shares (3)/

(14) and

(27) Financial Data Schedule (not applicable)

(15) Plan pursuant to Rule 18f-3 (1)/
______________________

1/ Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement, SEC file No. 33-10438, filed February 27, 1998.

2/ Incorporated by reference from Articles III, VIII, IX, X, and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement, SEC File No. 33-10438, filed April 30, 1999.

4/ Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement, SEC File No. 33-10438, filed May 1, 1996.



Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

     As of April 1, 1999, PaineWebber Life Variable Annuity Account, a segregated investment account of PaineWebber Life Insurance Company owned more than 50% of the outstanding shares of beneficial interest of each of Aggressive Growth Portfolio, Balanced Portfolio, Global Growth Portfolio, Global Income Portfolio, Growth and Income Portfolio, Growth Portfolio, High Grade Fixed Income Portfolio, Money Market Portfolio and Strategic Fixed Income Portfolio. As of that date, segregated investment accounts of Hartford Life Insurance Company owned more than 99% of the outstanding shares of beneficial interest of each of High Income Portfolio and Small Cap Portfolio and owned more than 50% of the outstanding shares of beneficial interest of each of Tactical Allocation Portfolio and Strategic Income Portfolio. Information about persons controlled by or under common control of each of these separate accounts is set forth under Item 26 of the most recent post-effective amendment to the their registration statements and is hereby incorporated by reference.

Item 25.  Indemnification
          ---------------

     Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the appropriate series of the Registrant will indemnify its trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of "Indemnification" in
Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

     Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Trust or a particular series thereof; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

     Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to

Article X, trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with the advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

     Article XI of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any trustee or officer against liability to the Registrant or the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

     Each Investment Advisory and Administration Contract between Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and the Registrant provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Each Advisory Contract also provides that the trustees shall not be liable for any obligations of the Registrant or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees.

     Each Sub-Advisory Agreement provides that the applicable sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the applicable Portfolio, the Registrant or its shareholders or by Mitchell Hutchins in connection with the matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the sub-adviser's part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Agreement.

      Section 9 of the Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract.

      Section 10 of the Distribution Contract contains provisions similar to that of the Investment Advisory and Administration Contract with respect to the Investment Advisory and Administration Contracts limiting the liability of the Trust's trustees.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is wholly owned by PaineWebber Incorporated ("PaineWebber"), which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV filed on as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

     Nicholas-Applegate Capital Management ("Nicholas-Applegate"), a California limited partnership, is a registered investment adviser. Nicholas-Applegate's general partner is Nicholas-Applegate Capital Management Inc., a California corporation owned by Arthur E. Nicholas, its director and sole shareholder. Nicholas-Applegate is primarily engaged in the investment advisory business and provides investment advisory services to corporate, institutional and individual clients as well as serving as adviser or sub-adviser to a number of registered investment companies. Information as to the officers and directors of Nicholas-Applegate is included in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-21442) and is incorporated herein by

     Pacific Investment Management Company ("PIMCO"), a Delaware partnership, is a registered investment adviser and a subsidiary general partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). A majority interest in PIMCO Advisors is held by PIMCO Partners, G.P., a general partnership between Pacific Investment Management Company, a California corporation and an indirect wholly owned subsidiary of Pacific Life Insurance Company ("Pacific Life") and PIMCO Partners, L.L.C., a limited liability company controlled by the PIMCO Managing Directors. PIMCO is primarily engaged in the investment advisory business. Information as to the officers and Managing Directors and partners of PIMCO is included in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-48187) and is incorporated herein by reference.

      Invista Capital Management, LLC ("Invista") serves as investment sub-adviser for PaineWebber Global Growth Portfolio. Invista, an Iowa Corporation, is a registered investment adviser and is an indirect, wholly owned subsidiary of Principal Life Insurance Company. Invista is primarily engaged in the investment advisory business. Information as to the officers and directors of Invista is included on its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-23020), and is incorporated herein by reference.

Item 27.  Principal Underwriters
          ----------------------

         (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

         ALL-AMERICAN TERM TRUST INC.
         GLOBAL HIGH INCOME DOLLAR FUND INC.
         GLOBAL SMALL CAP FUND INC.
         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
         MANAGED HIGH YIELD FUND INC.
         MANAGED HIGH YIELD PLUS FUND INC.


         MITCHELL HUTCHINS LIR MONEY SERIES


         MITCHELL HUTCHINS PORTFOLIOS
         MITCHELL HUTCHINS SERIES TRUST
         PAINEWEBBER AMERICA FUND
         PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.

         PAINEWEBBER INDEX TRUST
         PAINEWEBBER INVESTMENT SERIES
         PAINEWEBBER INVESTMENT TRUST
         PAINEWEBBER INVESTMENT TRUST II
         PAINEWEBBER MANAGED ASSETS TRUST
         PAINEWEBBER MANAGED INVESTMENTS TRUST
         PAINEWEBBER MASTER SERIES, INC.
         PAINEWEBBER MUNICIPAL SERIES
         PAINEWEBBER MUTUAL FUND TRUST
         PAINEWEBBER OLYMPUS FUND
         PAINEWEBBER SECURITIES TRUST
         STRATEGIC GLOBAL INCOME FUND, INC.
         2002 TARGET TERM TRUST INC.



        (b) Mitchell Hutchins is the Registrant's principal underwriter. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange
            Commission (registration number 801-13219). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell
            Hutchins who also serve as trustees or officers of the Registrant.


                          Positions and Officer   Positions and Offices With
   Name                   With Registrant         Underwriter
   ----                   ---------------------   --------------------------


    Margo N. Alexander*    Trustee and President  Chairman, Chief Executive Officer
                                                  and Director of Mitchell Hutchins

    Brian M. Storms*       Trustee                President and Chief Operating
                                                  Officer of Mitchell Hutchins

    T. Kirkham Barneby*    Vice President         Managing Director and Chief
                                                  Investment Officer - Quantitative
                                                  Investments of Mitchell Hutchins

    Ellen R. Harris*       Vice President         Managing Director and a Portfolio
                                                  Manager of Mitchell Hutchins

    Donald R. Jones*       Vice President         Senior Vice President and a
                                                  Portfolio Manager of Mitchell
                                                  Hutchins

    James F. Keegan*       Vice President         Senior Vice President and a
                                                  Portfolio Manager of Mitchell
                                                  Hutchins

    John J. Lee**          Vice President and     Vice President and a Manager of
                           Assistant Treasurer    the Mutual Fund Finance
                                                  Department of Mitchell Hutchins

    Thomas J. Libassi*     Vice President         Senior Vice President and a
                                                  Portfolio Manager of Mitchell
                                                  Hutchins

    Kevin J. Mahoney**     Vice President and     First Vice President and a Senior
                           Assistant Treasurer    Manager of the Mutual Fund
                                                  Finance Department of Mitchell
                                                  Hutchins

    Dennis McCauley*       Vice President         Managing Director and Chief
                                                  Investment Officer - Fixed Income
                                                  of Mitchell Hutchins

    Ann E. Moran**         Vice President and     Vice President and a Manager of
                           Assistant Treasurer    the Mutual Fund Finance

                                                  Department of Mitchell Hutchins
    Dianne E. O'Donnell**  Vice President and     Senior Vice President and Deputy
                           Secretary              General Counsel of Mitchell
                                                  Hutchins



                                      C-5

                           Positions and Officer   Positions and Offices With
    Name                   With Registrant         Underwriter
    ----                   ---------------------   --------------------------


    Emil Polito*           Vice President         Senior Vice President and
                                                  Director of Operations and
                                                  Control of Mitchell Hutchins

    Susan Ryan*            Vice President         Senior Vice President and a
                                                  Portfolio Manager of Mitchell
                                                  Hutchins

    Victoria E.            Vice President         Managing Director and General
    Schonfeld**                                   Counsel of Mitchell Hutchins

    Paul H. Schubert**     Vice President and     First Vice President and
                           Treasurer              Director of the Mutual Fund
                                                  Finance Department of Mitchell
                                                  Hutchins

    Nirmal Singh*          Vice President         Senior Vice President and a
                                                  Portfolio Manager of Mitchell
                                                  Hutchins

    Barney A.              Vice President and     Vice President and a Manager
    Taglialatela**         Assistant Treasurer    of the Mutual Fund Finance

                                                  Department of Mitchell Hutchins
    Mark A. Tincher*       Vice President         Managing Director and Chief
                                                  Investment Officer - Equities of
                                                  Mitchell Hutchins

    Stuart Waugh*          Vice President         Managing Director and a Portfolio
                                                  Manager of Mitchell Hutchins

    Keith A. Weller**      Vice President and     First Vice President and
                           Assistant Secretary    Associate Counsel of Mitchell
                                                  Hutchins




* The business address of this person is 51 West 52nd Street, New York, New York 10019-6114.
** The business address this person is 1285 Avenue of the Americas, New York, New York 10019.


      (c)   None.

Item 28.  Location of Accounts and Records
          --------------------------------

          The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser and administrator, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodians.

Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 18th day of October, 1999.

                              MITCHELL HUTCHINS SERIES TRUST

                              By:  /s/ Dianne E. O'Donnell
                                   ----------------------------
                                   Dianne E. O'Donnell
                                   Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                      Title                        Date
---------                      -----                        ----

/s/ Margo N. Alexander         President and Trustee        October 18, 1999
---------------------------    (Chief Executive
Margo N. Alexander *           Officer)

/s/ E. Garrett Bewkes, Jr.     Trustee and Chairman         October 18, 1999
---------------------------    of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong       Trustee                      October 18, 1999
---------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt            Trustee                      October 18, 1999
---------------------------
Richard R. Burt *

/s/ Mary C. Farrell            Trustee                      October 18, 1999
---------------------------
Mary C. Farrell *

/s/ Meyer Feldberg             Trustee                      October 18, 1999
---------------------------
Meyer Feldberg *

/s/ George W. Gowen            Trustee                      October 18, 1999
---------------------------
George W. Gowen *

/s/ Frederic V. Malek          Trustee                      October 18, 1999
---------------------------
Frederic V. Malek *

/s/ Carl W. Schafer            Trustee                      October 18, 1999
---------------------------
Carl W. Schafer *

/s/ Brian M. Storms            Trustee                      October 18, 1999
---------------------------
Brian M. Storms **

/s/ Paul H. Schubert           Vice President and           October 18, 1999
---------------------------    Treasurer (Chief
Paul H. Schubert               Financial and
                               Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and filed herewith as Exhibit 16.

                         MITCHELL HUTCHINS SERIES TRUST

                                  EXHIBIT INDEX
                                  -------------

Exhibit
Number
------


(1)  Amended and Restated Declaration of Trust (1)/

(2)  Restated By-Laws (1)/

(3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest (2)/

(4)  (a)   Investment Advisory and Administration Contract (1)/

     (b)   Investment Advisory and Administration Contract relating to Global
           Growth Portfolio (3)/

     (c)   Investment Advisory and Administration Fee Agreement with respect to
           Strategic Fixed Income Portfolio (formerly Government Portfolio) (1)/

     (d)   Investment Advisory and Administration Fee Agreement with respect to Growth and Income Portfolio (formerly Dividend Growth Portfolio) (1)/

     (e) Investment Advisory and Administration Fee Agreement with respect to Aggressive Growth Portfolio (3)/

     (f)   Investment Advisory and Administration Fee Agreement with respect to High Grade Fixed Income Portfolio (formerly Fixed Income Portfolio) (1)/

     (g)   Investment Advisory and Administration Fee Agreement with respect
           to High Income Portfolio,      Small Cap Portfolio, Strategic
           Income Portfolio and Tactical Allocation Portfolio (3)/

     (h)   Investment Advisory and Administration Fee Agreement with respect
           to Strategy Portfolio (filed   herewith)

     (i)   Sub-Investment Advisory Contract with respect to Aggressive Growth
           Portfolio (1)/

     (j)   Sub-Advisory Agreement with respect to Global Growth Portfolio (3)/

     (k)   Sub-Advisory Agreement with respect to Strategic Fixed Income
           Portfolio (4)/

(5)  Distribution Contract with respect to Class I shares (3)/

(6)  Bonus, profit sharing or pension plans - none

(7)  (a)   Custodian Agreement with State Street Bank and Trust Company (1)/

     (b)   Custodian Agreement with Brown Brothers Harriman & Co. (1)/

(8)  (a)   Transfer Agency Services and Shareholder Services Agreement (3)/

     (b)   Participation Agreement with American Republic Insurance Company (3)/

     (c)   Participation Agreement with Great American Reserve Insurance Company (3)/

     (d)   Participation Agreement with Hartford Life Insurance Company (3)/

(9)  Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents:  Auditors' consent
     (not applicable)

(11) Financial statements omitted from prospectus-none

(12) Letter of investment intent (1)/

(13) Plan of Distribution pursuant to Rule 12b-1with respect to Class I shares (3)/



(14) and

(27) Financial Data Schedule (not applicable)

(15) Plan pursuant to Rule 18f-3 (1)/

______________________

1/ Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement, SEC file No. 33-10438, filed February 27, 1998.

2/ Incorporated by reference from Articles III, VIII, IX, X, and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement, SEC File No. 33-10438, filed April 30, 1999.

4/ Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement, SEC File No. 33-10438, filed May 1, 1996.